Related parties - Summary of Key Management (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Key Management [Abstract]
Key management personnel compensation including bonuses and other benefits	[1]	€ 9	€ 8	€ 10
Key management personnel compensation, share-based payment		2	2	1
Key management personnel compensation		€ 11	€ 10	€ 11

[1]	2025 remuneration of SLT members included EUR 3 million (2024: nil, 2023: EUR 2 million) of contractual severance payments